Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Operating expenses
General and administrative	$ 155,504	$ 154,007	$ 197,208
Professional, other fees and salaries	424,485	462,124	441,981
Recovery of reserve for litigation costs	0	(205,788)	0
Statute barred payables	(422,982)	0	0
Stock-based compensation	360,044	0	0
Development costs (recovery)	0	0	(41,546)
Travel and entertainment	24,903	23,903	52,568
Amortization of property and equipment	28,033	27,735	3,175
Amortization of patents	8,000	8,123	152,962
Impairment of patents	0	0	223,143
Foreign exchange loss (gain)	222,553	1,447	(40,548)
Total operating expenses	800,540	471,551	988,943
Other expenses
Accretion expense	1,169,921	1,099,818	1,517,436
Convertible debt interest expense	495,809	441,369	496,172
Financing costs	84,478	35,500	72,476
Gain on revaluation of derivative liabilities	(2,547,192)	(771,920)	(343,436)
(Gain) loss on conversion of convertible debentures	(9,506)	96,484	101,919
Loss (gain) on extinguishment of convertible debentures	1,018,928	(127,409)	(646)
Total other expenses	212,438	773,842	1,843,921
Net loss before income tax provision	(1,012,978)	(1,245,393)	(2,832,864)
Income tax provision	0	0	0
Total comprehensive loss	$ (1,012,978)	$ (1,245,393)	$ (2,832,864)
Weighted average number of outstanding shares, basic and diluted (in shares)	422,613,046	377,380,476	288,398,051
Basic and diluted loss per share (in dollars per share)	$ 0	$ 0	$ 0.01